Property and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

Note 7 – Property and equipment

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Office equipment	$14,127	$5,167
Software	$69,102	$68,314
Furniture and fittings	$20,097	$-
Renovation	$9,064	$-
Space component under construction	$387,021	$-
Ground component under construction	$200,142	$-
	$699,553	$73,481
Less: Accumulated depreciation and amortization	$(20,547)	$(1,579)
Foreign exchange translation	$(3,823)	$96
Total	$675,183	$71,998

As at December 31, 2022 and 2021, the depreciation and amortization expense, classified as operating expenses, were $18,892 and $1,579 respectively.